Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following information applies to the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund only:

Change in Diversification Status and Modification to Principal Risks Table

Effective June 1, 2015, each of the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund elected to be qualified as a diversified series of the Trust. Accordingly, effective immediately, “Non-Diversification” risk shall be removed from under the heading “Principal Risks” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus.

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Forward EM Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following information applies to the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund only:

Change in Diversification Status and Modification to Principal Risks Table

Effective June 1, 2015, each of the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund elected to be qualified as a diversified series of the Trust. Accordingly, effective immediately, “Non-Diversification” risk shall be removed from under the heading “Principal Risks” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus.

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Forward Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following information applies to the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund only:

Change in Diversification Status and Modification to Principal Risks Table

Effective June 1, 2015, each of the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund elected to be qualified as a diversified series of the Trust. Accordingly, effective immediately, “Non-Diversification” risk shall be removed from under the heading “Principal Risks” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus.

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Forward Real Estate Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following information applies to the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund only:

Change in Diversification Status and Modification to Principal Risks Table

Effective June 1, 2015, each of the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund elected to be qualified as a diversified series of the Trust. Accordingly, effective immediately, “Non-Diversification” risk shall be removed from under the heading “Principal Risks” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus.

****

Forward Select Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following information applies to the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund only:

Change in Diversification Status and Modification to Principal Risks Table

Effective June 1, 2015, each of the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund elected to be qualified as a diversified series of the Trust. Accordingly, effective immediately, “Non-Diversification” risk shall be removed from under the heading “Principal Risks” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus.

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